TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Suppliers	$ 7,258	$ 1,951
Expenses accrual	4,382	3,652
Current trade payables	$ 11,640	$ 5,603